Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Reconciliation of income tax expense

	2022	2021	2020
(Loss) profit before income taxes	67,918	(173,657)	39,102
Combined statutory income taxes rate - % (a)	34%	34%	34%

Expected income tax benefit (expense) at statutory rates	(23,092)	59,043	(13,295)
Reconciliation adjustments:
Share of profit (loss) of equity-accounted investees (b)	(11,684)	(7,542)	139
Effect of presumed profit of subsidiaries (c)	—	3,266	9,552
Permanent differences (d)	(5,839)	(22,648)	(7,427)
Stock option (e)	93	(12,569)	(6,986)
Deferred tax Atech	3,787	—	—
Other additions (exclusions), net	8,307	(3,976)	(4,305)
	(28,429)	15,574	(22,322)

Current	(44,473)	(65,609)	(87,379)
Deferred	16,044	81,183	65,057
Income taxes benefit (expense)	(28,429)	15,574	(22,322)

Effective rate	(41.9)%	(9.0)%	(57.1)%
(a)	Considering that Arco Platform Ltd. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to Arco Brasil S.A. which is the holding company of all operating entities of Arco Platform, in Brazil.
(b)	Refers to the effect of 34% on the share of profit (loss) of investees for the year.
(c)	Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The Company’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.
(d)	Permanent differences of non-deductible expenses.
(e)	Related to the effect of 34% of Geekie’s share-based compensation plan expenses, that was paid on June 2022, when Arco acquired the remaining interest.

Summary of changes in deferred tax assets and liabilities

		Profit	Business		Profit
	2020	or loss	combination	2021	or loss	2022
Deferred tax assets
Tax losses carryforward	64,764	39,565	—	104,329	53,457	157,786
Temporary differences
Financial instruments from acquisition of interests	117,393	57,198	—	174,591	31,513	206,104
Other temporary differences	46,815	14,917	3,137	64,869	29,466	94,335
Share base compensation	6,473	3,904	—	10,377	2,207	12,584
Tax benefit from tax deductible goodwill	11,547	(3,515)	—	8,032	(3,345)	4,687
Amortization of intangible assets	16,821	5,340	—	22,161	5,524	27,685
Total deferred tax assets	263,813	117,409	3,137	384,359	118,822	503,181
Deferred tax liabilities
Financial instruments from acquisition of interests	(9,231)	—	—	(9,231)	—	(9,231)
Tax benefit from tax deductible goodwill	(15,678)	(38,219)	—	(53,897)	(58,926)	(112,823)
Other temporary differences	(2,001)	1,993	—	(8)	(43,845)	(43,853)
Total deferred tax liabilities	(26,910)	(36,226)	—	(63,136)	(102,771)	(165,907)
Deferred tax assets (liabilities), net	236,903	81,183	3,137	321,223	16,044	337,267

Deferred tax assets	236,903			321,223		337,267
Deferred tax liabilities	—			—		—